CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Supplemental disclosure of cash flow information
Income taxes paid		$ 204,304	¥ 1,422,322	¥ 893,202	¥ 871,780
Interest expense paid				780	15,668
Supplemental disclosure on non-cash investing and financing activities:
Payables for repurchasing the ordinary shares			0	24,146	56,953
Payable for dividends			1,629	1,699	0
Payables for equity investment			5,000	5,000	35,000
Payables for purchase of property and equipment			¥ 1,076,935	¥ 973,620	¥ 710,002
COE Business
Supplemental disclosure on non-cash investing and financing activities:
Cash consideration payable	¥ 152,946
Fair value of assets acquired	¥ 79,096